CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - ARS ($) $ in Millions		Equity attributable to Controlling Company	Outstanding shares, Capital nominal value [1]	Inflation adjustment	Contributed Surplus	Legal	Special reserve for IFRS implementation	Facultative [2]	Other comprehensive results	Retained earnings	Equity attributable to non-controlling interest	Total
Balances as of at Dec. 31, 2020		$ 3,501,811	$ 2,154	$ 857,702	$ 2,316,041	$ 48,539	$ 18,706	$ 369,716	$ (58,301)	$ (52,746)	$ 58,592	$ 3,560,403
Absorption of negative Retained earnings								(52,326)		52,326
Reserves reallocation					(107,295)			107,295
Dividends to non-controlling shareholders											(5,060)	(5,060)
Exercise Irrevocable Call and Put Option on the shares of AVC Continente Audiovisual valuation adjustment		407							407		(149)	258
Resolutions of the General Extraordinary Shareholders' Meeting held on
- Dividends	[3]	(242,761)						(242,761)				(242,761)
Comprehensive income:
Net income (loss) for the year		52,559								52,559	7,735	60,294
Other comprehensive income (loss)		(28,481)							(28,481)		(9,121)	(37,602)
Total comprehensive income (loss) for the year		24,078							(28,481)	52,559	(1,386)	22,692
Balances as of at Dec. 31, 2021		3,283,535	2,154	857,702	2,208,746	48,539	18,706	181,924	(86,375)	52,139	51,997	3,335,532
Reserves reallocation					(92,734)			92,734
- Reserves constitution						2,479		50,080		(52,559)
Dividends to non-controlling shareholders									(420)	420	(3,957)	(3,957)
Resolutions of the General Extraordinary Shareholders' Meeting held on
- Dividends	[3]	(140,937)						(140,937)				(140,937)
Comprehensive income:
Net income (loss) for the year		(647,208)								(647,208)	6,829	(640,379)
Other comprehensive income (loss)		(15,524)							(15,524)		(4,384)	(19,908)
Total comprehensive income (loss) for the year		(662,732)							(15,524)	(647,208)	2,445	(660,287)
Balances as of at Dec. 31, 2022		2,479,866	2,154	857,702	2,116,012	51,018	18,706	183,801	(102,319)	(647,208)	50,485	2,530,351
- Specific loss allocation	[1]				(853,028)					853,028
- Reserves constitution	[1]							205,820		(205,820)
Dividends to non-controlling shareholders											(4,020)	(4,020)
Subsidiary acquisition	[4]										(2)	(2)
Subsidiary call option	[5]	(590)							(590)			(590)
Resolutions of the General Extraordinary Shareholders' Meeting held on
- Dividends	[3]	(104,445)						(104,445)				(104,445)
Comprehensive income:
Net income (loss) for the year		(257,730)								(257,730)	8,043	(249,687)
Other comprehensive income (loss)		50,778							50,778		23,045	73,823
Total comprehensive income (loss) for the year		(206,952)							50,778	(257,730)	31,088	(175,864)
Balances as of at Dec. 31, 2023		$ 2,167,879	$ 2,154	$ 857,702	$ 1,262,984	$ 51,018	$ 18,706	$ 285,176	$ (52,131)	$ (257,730)	$ 77,551	$ 2,245,430

[1]	See Note 21.
[2]	Corresponds to the Facultative Reserve to maintain the capital investments level and the current level of solvency.
[3]	See Note 4. b).
[4]	Correspond to Ubiquo’s acquisition. See Note 1.a).
[5]	This operation represents a transaction between controlling and non-controlling stockholders related to the extension of the purchase option of Adesol’s special purpose entities. Therefore, the payments made by the subsidiary Adesol were recognized directly in “Other comprehensive income (loss)” within equity attributable to controlling company.